RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 5,691	$ 5,043	$ 4,192
Participating loan interests (including fair value gains, net)(2)	8	17	27
Interest expense on debt obligations	2,924	2,464	1,967
General and administrative expense	882	1,032	614
Affiliated entities
Disclosure of transactions between related parties [line items]
Commercial property revenue	26	22	19
Management fee income	35	5	6
Participating loan interests (including fair value gains, net)(2)	50	53	86
Interest expense on debt obligations	48	44	29
Interest on capital securities held by Brookfield Asset Management	8	64	83
General and administrative expense	198	192	204
Construction costs	411	397	295
Incentive Fees	$ 104	$ 0	$ 0